Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 293,433	$ 576,251	$ 97,436
Prepaid expenses	25,000	60,000	0
Total current assets	318,433	636,251	97,436
Property and equipment, net of accumulated depreciation of $1,187 and $1,079, respectively	971	1,079	1,511
Intangible assets, net of accumulated amortization of $87,447 and $82,403, respectively	142,553	147,597	167,772
Total assets	461,957	784,927	266,719
Current liabilities:
Accounts payable	82,462	65,432	106,735
Accrued expenses	406,564	386,618	142,226
Derivative liability - warrants	656,518	0	0
Notes payable	97,000	97,000	97,000
Notes payable - related parties	201,705	201,705	201,705
Total current liabilities	1,444,249	750,755	547,666
Commitments and Contingencies
Stockholders' (deficiency) equity:
Preferred stock, $0.0001 par value: 50,000,000 shares authorized; none issued and outstanding	0	0	0
Common stock, $0.0001 par value: 250,000,000 shares authorized; 77,480,796 and 72,000,000 shares and 66,289,644 shares issued and outstanding, respectively	7,748	7,200	6,629
Additional paid in capital	4,146,773	3,707,680	3,543,371
Shares Issuable	0	1,056,159	0
Deficit accumulated during development stage	(5,136,813)	(4,736,867)	(3,830,947)
Total stockholders' (deficiency) equity	(982,292)	34,172	(280,947)
Total liabilities and stockholders' (deficiency) equity	$ 461,957	$ 784,927	$ 266,719